CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Secured promissory note, net of debt discount (in Dollars)	$ 351,189	$ 252,933	$ 72,038
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	350,000,000	350,000,000	116,666,667
Common stock, shares issued	19,796,154	19,756,154	16,821,244
Common stock, shares outstanding	19,796,154	19,756,154	16,821,244
Series A Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	2,350,390
Preferred stock, shares outstanding	2,350,390